ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Jun. 30, 2021
ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS
ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS
1

ABOUT THESE CONSOLIDATED

FINANCIAL STATEMENTS
Reporting entity
The DRDGOLD

Group is

primarily involved

in the

retreatment of

surface gold.

The consolidated

financial statements

comprise
DRDGOLD Limited (the “ Company
”) and its subsidiaries

who are all wholly

owned subsidiaries and

solely operate in South

Africa
(collectively

the “
Group
” and

individually “
Group Companies
”).

The Company

is domiciled

in South

Africa

with a

registration
number of

1895/000926/06. The

registered address

of the

Company is

Constantia Office

Park, Cnr

14th Avenue

and Hendrik
Potgieter Road, Cycad House, Building 17, Ground Floor,

Weltevreden Park, 1709.
The DRDGOLD Group

is
50.1
% held by

Sibanye Gold Limited,

which in turn

is a wholly

owned subsidiary of
Sibanye Stillwater
Limited

(“
Sibanye-Stillwater ”).
Basis of accounting
The

consolidated

financial

statements

have

been

prepared

in

accordance

with

International

Financial

Reporting

Standards
(“ IFRS
”)

and

its

interpretations

issued

by

the

International

Accounting

Standards

Board

(“
IASB
”).

The

consolidated

financial
statements were approved by the board for issuance on October 28, 2021.
Functional and presentation currency
The functional and presentation currency of

DRDGOLD and its subsidiaries is

South African rand (“
Rand
”). The amounts in

these
consolidated financial statements

are rounded to

the nearest million

unless stated otherwise.

Significant exchange rates

during
the year are set out in the table below:
South African rand / US dollar 2021 2020 2019
Spot rate at year end 14.27 17.32 14.07
Average prevailing rate for the financial year 15.40 15.66 14.18
Basis of measurement
The consolidated financial statements are prepared on the historical cost basis, unless otherwise stated.
Basis of consolidation
Subsidiaries
Subsidiaries are

entities controlled

by the

Group. The

Group controls

an entity

when it

is exposed

to, or

has rights

to, variable
returns from its

involvement with the

entity and has

the ability to

affect those returns through

its power over

the entity. The financial
statements of subsidiaries

are included in

the consolidated financial

statements from the

date that control

commences until the
date that control ceases.
Loss of control
When the Group loses control

over a subsidiary,

it derecognises the assets and

liabilities of the subsidiary,

and any related NCI
and

other components

of equity.

Any

resulting gain

or

loss is

recognized

in

profit

or

loss.

Any interest

retained in

the forme

r
subsidiary is measured at fair value when control is lost.
Transactions eliminated on consolidation
Intra-group

balances,

transactions

and

any

unrealised

gains

and

losses

or

income

and

expenses

arising

from

intra-group
transactions, are eliminated in preparing the consolidated financial statements.